DISPOSAL OF SUBSIDIARIES - Additional Information (Details)						12 Months Ended
	Sep. 09, 2020 CNY (¥)	Sep. 09, 2020 USD ($)	Feb. 21, 2020 CNY (¥)	Feb. 21, 2020 USD ($)	Sep. 26, 2019 CNY (¥) subsidiary	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 07, 2021 USD ($)	Sep. 26, 2019 USD ($)	Apr. 30, 2010
DISPOSAL OF SUBSIDIARIES
Gain (Loss) on disposal of subsidiaries						¥ 711,914	$ 103,218			¥ 174,295
Account receivables						151,432		¥ 3,682,282			$ 21,956
51miner Limited
DISPOSAL OF SUBSIDIARIES
Gain (Loss) on disposal of subsidiaries								5,600,000	$ 800,000
Cash												$ 40,000.00
Account receivables												4,300,000
Mining machines and mining related prepayments												$ 2,000,000
Red 5 Studios, Inc.
DISPOSAL OF SUBSIDIARIES
Net gain on deconsolidation of subsidiaries								¥ 9,500,000	$ 1,400,000
The9 Limited.
DISPOSAL OF SUBSIDIARIES
Gain (Loss) on disposal of subsidiaries	¥ 83,700,000	$ 12,100,000				¥ 3,700,000	$ 500,000
Kapler Pte. Ltd.
DISPOSAL OF SUBSIDIARIES
Number of subsidiaries sale | subsidiary					3
Total consideration					¥ 493,000,000.0								$ 71,500,000
Gain (Loss) on disposal of subsidiaries			¥ 391,800,000	$ 56,800,000
Red5 Studio Inc.
DISPOSAL OF SUBSIDIARIES
Percentage of interest owned														35.00%